Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of Interest-bearing Domestic Deposits to Deposits	100.00%
United States of America, Dollars
Summary of Significant Accounting Policies (Details) [Line Items]
Interest Earned on Trust's Average Daily Balance on Deposit	100% of the average four-week Treasury bill rate for that month in respect of deposits denominated in dollars.
Foreign Currencies [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Interest Earned on Trust's Average Daily Balance on Deposit	For deposits denominated in other currencies, the Trust earns interest at a rate of one-month LIBOR less 100 basis points.
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering Costs as Percentage of Month-end Net Asset Value	0.50%